PARENT COMPANY FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2014
PARENT COMPANY FINANCIAL STATEMENTS
PARENT COMPANY FINANCIAL STATEMENTS

NOTE 20 - PARENT COMPANY FINANCIAL STATEMENTS

Condensed Balance Sheets

December 31

	2014	2013
	(In Thousands)
ASSETS
Cash on deposit with subsidiaries	$1,561	$1,008
Investment in subsidiaries	83,162	73,507
Securities available for sale	20	20
Other assets	475	364

Total assets	$85,218	$74,899

LIABILITIES AND STOCKHOLDERS’ EQUITY
Liabilities
Subordinated debentures	$7,217	$7,217
Notes payable	—	—
Other Liabilities	59	9
Stockholders’ equity
Preferred stock	—	—
Common stock	12,662	12,570
Retained earnings	64,489	60,229
Accumulated other comprehensive income (loss)	791	(5,126)
Total liabilities and stockholders’ equity	$85,218	$74,899

Condensed Statements of Income and Comprehensive Income (Loss)

Years Ended December 31

	2014	2013	2012
	(In Thousands)
Income
Dividends from subsidiary	$4,100	$3,800	$4,200
Interest income	—	—	—
Total income	4,100	3,800	4,200

Expenses
Interest expense	230	238	277
Other expenses	385	123	112
Total expenses	615	361	389

Income before income taxes and equity in undistributed income of subsidiary	3,485	3,439	3,811

Applicable income tax benefits	209	123	132

Income before equity in undistributed income of subsidiary	3,694	3,562	3,943

Equity in undistributed income of subsidiaries	3,377	2,260	3,065

Net income	7,071	5,822	7,008

Other comprehensive income (loss), net of tax:
Unrealized gains (losses) on securities arising during the period	6,555	8,770)	1,723
Reclassification of realized amount	(638)	(639)	(1,210)

Net change in unrealized gain (loss) on securities	5,917	(9,409)	513

Comprehensive income (loss)	$12,988	$(3,587)	$7,521

Condensed Statements of Cash Flows

Years Ended December 31

	2014	2013	2012
	(In Thousands)
Cash flows from operating activities
Net income	$7,071	$5,822	$7,008
Adjustments to reconcile net income to net cash from operating activities
Equity in undistributed earnings of subsidiary	(3,377)	(2,260)	(3,065)
Change in other assets	(109)	11	(1)
Change in other liabilities	50	—	(1)
Net cash from operating activities	3,635	3,573	3,941

Cash flows from investing activities
Investment in captive insurance subsidiary	(250)	—	—
Net cash from investing activities	(250)	—	—

Cash flows from financing activities
Payments on note payable	—	(500)	(800)
Dividends paid	(2,721)	(2,613)	(2,503)
Proceeds from issuance of common stock	—	—	1
Purchase of common stock	(111)	(217)	(56)
Net cash from financing activities	(2,832)	(3,330)	(3,358)

Net change in cash	553	243	583

Cash at beginning of year	1,008	765	182

Cash at end of year	$1,561	$1,008	$765